UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22938

Cohen & Steers Active Commodities Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

		Number of Contracts	Value
PURCHASED CALL OPTIONS—UNITED STATES	0.0%
Brent Crude Oil, USD Strike Price 117, expires 9/10/14(a)		5,000	$1,250
TOTAL PURCHASED CALL OPTIONS (Identified cost—$13,035)			1,250

		Number of Shares
SHORT-TERM INVESTMENTS	91.8%
MONEY MARKET FUNDS	6.2%
State Street Institutional Treasury Money Market Fund, 0.00%(a),(b)		700,000	700,000

		Principal Amount
U.S. TREASURY BILLS	85.6%
U.S. Treasury Bills, 0.025%, due 10/23/14(a),(c),(d)		$9,600,000	9,599,616
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,299,447)			10,299,616

TOTAL INVESTMENTS (Identified cost—$10,312,482)	91.8%		10,300,866

OTHER ASSETS IN EXCESS OF LIABILITIES(e)	8.2		917,621

NET ASSETS	100.0%		$11,218,487

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of this security is held by Cohen & Steers Active Commodities Strategy Ltd., a wholly-owned subsidiary.

(b)         Rate quoted represents the annualized seven-day yield of the Fund.

(c)          All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $744,028 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC which includes cash collateral of $50,062.

(d)         The rate shown is the effective yield on the date of purchase.

(e)          Other assets in excess of liabilities include unrealized appreciation/depreciation for open futures contracts at July 31, 2014.

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Futures contracts outstanding at July 31, 2014 were as follows:

Number of Contracts (a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
17	Aluminum HG LME	$843,837	September 17, 2014	$37,519
5	Aluminum HG LME	249,500	November 19, 2014	17,506
14	Brent Crude Oil	1,495,200	October 16, 2014	(21,030)
2	Brent Crude Oil	213,840	November 13, 2014	4,828
10	Brent Crude Oil	981,700	August 20, 2014	(52,762)
1	Brent Crude Oil	96,730	October 21, 2014	(2,159)
6	Coffee C	438,862	September 18, 2014	53,371
8	Copper	646,200	September 26, 2014	28,613
18	Corn	321,300	September 12, 2014	(57,279)
6	Corn	110,100	December 12, 2014	(1,572)
2	Gold	256,560	December 29, 2014	(4,602)
5	KC Wheat	156,438	September 12, 2014	(22,070)
2	Lead LME	111,125	September 17, 2014	4,766
13	Lean Hogs(b)	536,510	October 14, 2014	(43,963)
13	Live Cattle	818,090	October 31, 2014	20,497
8	Natural Gas	299,760	April 28, 2015	(29,356)
25	Natural Gas	960,250	August 27, 2014	(140,416)
9	Nickel LME	997,299	September 17, 2014	(13,833)
6	NY Harbor ULSD	728,255	August 29, 2014	(18,462)
6	Palladium	524,220	September 26, 2014	33,438
10	Platinum	732,600	October 29, 2014	5,115
5	Silver	510,300	September 26, 2014	16,210
10	Soybean	541,000	November 14, 2014	(43,061)
7	Soybean Meal	244,160	December 12, 2014	(32,915)
13	Soybean Oil	283,920	December 12, 2014	(23,170)
26	Sugar 11	479,315	September 30, 2014	(47,240)
6	Wheat	159,075	September 12, 2014	(11,019)
1	Wheat	27,513	December 12, 2014	(391)
9	Zinc LME	532,012	September 15, 2014	29,838
5	Zinc LME	296,250	June 15, 2015	24,262
	SHORT FUTURES OUTSTANDING
3	Aluminum HG LME	(148,913)	September 17, 2014	(3,376)
10	Aluminum HG LME	(499,000)	November 19, 2014	(38,491)
3	Brent Crude Oil	(312,450)	November 13, 2015	(13,368)
3	Cattle Feeder	(331,538)	October 30, 2014	(10,751)
8	Cocoa	(257,520)	September 15, 2014	(9,589)

2

6	Copper LME	$(486,000)	December 29, 2014	$(27,994)
1	Cotton No. 2	(31,435)	December 8, 2014	1,501
1	Gasoline RBOB	(117,495)	August 29, 2014	5,100
2	Lead LME	(111,125)	September 17, 2014	(3,505)
3	Lean Hogs(b)	(141,630)	August 14, 2014	10,472
7	Natural Gas	(223,773)	November 27, 2014	980
1	Nickel LME	(110,811)	September 17, 2014	4,806
11	Sugar 11	(224,840)	February 27, 2015	15,979
21	Wheat	(239,723)	November 10, 2014	13,274
2	Zinc LME	(118,500)	June 15, 2015	(2,755)
1	Zinc LME	(59,112)	September 15, 2014	(6,790)
				$(353,844)

(a)         Represents positions held in the Subsidiary.

(b)         Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

3

Cohen & Steers Active Commodities Strategy Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Readily marketable securities traded in the over-the-counter market are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which Cohen & Steers Capital Management (the investment advisor) determines that the valuation of any investment pursuant to the valuation policy and procedures set forth above does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer

Cohen & Steers Active Commodities Strategy Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

(Continued)

in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of July 31, 2014.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased Call Options	$1,250	$1,250	$—	$—
Short-Term Investments	10,299,616	—	10,299,616	—
Total Investments(a)	$10,300,866	$—	$10,300,866	$—
Futures Contracts	$328,075	$328,075	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$328,075	$328,075	$—	$—
Futures Contracts	$(681,919)	$(681,919)	$—	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(681,919)	$(681,919)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Cohen & Steers Active Commodities Strategy Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

(Continued)

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of July 31, 2014:

Futures contracts	$(353,844)

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended July 31, 2014:

Futures Contracts
Average Notional Balance - Long	$10,763,725
Average Notional Balance - Short	(3,014,846)
Ending Notional Balance - Long	14,591,921
Ending Notional Balance - Short	(3,413,865)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In

Cohen & Steers Active Commodities Strategy Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

(Continued)

certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Options: The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Note 3.   Income Tax Information

As of July 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$10,312,482
Gross unrealized appreciation	$169
Gross unrealized depreciation	(11,785)
Net unrealized appreciation	$(11,616)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: September 26, 2014